SHARE-BASED COMPENSATION (Details 2) (USD $)	12 Months Ended
	Feb. 28, 2014	Feb. 28, 2013	Feb. 29, 2012
Share-based compensation
Total share-based compensation	$ 8,345,290	$ 8,283,900	$ 7,901,243
Cost of revenues
Share-based compensation
Total share-based compensation	47,894	105,756	417,984
Selling and marketing
Share-based compensation
Total share-based compensation	1,161,593	1,814,748	1,497,266
General and administrative
Share-based compensation
Total share-based compensation	$ 7,135,803	$ 6,363,396	$ 5,985,993